N-2	12 Months Ended
May 31, 2026
Cover [Abstract]
Entity Central Index Key	0000886043
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Western Asset Managed Municipals Fund Inc.
Document Period End Date	May 31, 2026